OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6     OTHER CURRENT ASSETS

Other current assets mainly included short-term deposits, prepaid expenses and other receivables.

The following table presents the movement of the allowance for credit losses related to other current assets:

	Years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	2,235	2,267	2,317
Allowance made during the year	—	—	19,786
Foreign exchange impact	32	50	(58)

Balance at the end of the year	2,267	2,317	22,045